CONDENSED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock subject to possible redemption, shares	11,500,000	0
Common stock subject to possible redemption, price per share	$ 10.06
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	3,218,499	2,874,999
Common stock, shares outstanding	3,218,499	2,874,999